Other Liabilities and Liabilities Directly Associated With Non-Current Assets Held for Sale - Additional Information (Parenthetical) (Detail) - CLP ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other liabilities and liabilities directly associated with noncurrent assets held for sale [line items]
Other liabilities	$ 521,795,000,000	$ 463,435,000,000
Non-current assets held for sale [member]
Disclosure of other liabilities and liabilities directly associated with noncurrent assets held for sale [line items]
Other liabilities	$ 0	$ 0